Going Concern (Details) $ in Thousands	Jun. 30, 2019 USD ($) Facility
Going Concern [Abstract]
Working capital deficit	$ 59,687
Number of loan facilities with final balloon installments due within one year | Facility	2
Scheduled debt and other financial liabilities installments due within one year	$ 19,998
Scheduled related party debt installments due within one year	6,900
Loan Facilities Due March 2020 and June 2020. [Member]
Going Concern [Abstract]
Balloon installments	33,890
Loan Facilities Due March 2020 [Member]
Going Concern [Abstract]
Balloon installments	5,053
Loan Facilities Due June 2020 [Member]
Going Concern [Abstract]
Balloon installments	$ 28,837